Leases - Lessee: Amounts of Lease Liabilities Due in Each of Next Five Years and Thereafter (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Operating And Finance Lease Payments Due Abstract [Abstract]
Finance leases, 2023	¥ 827
Finance leases, 2024	783
Finance leases, 2025	696
Finance leases, 2026	383
Finance leases, 2027	272
Thereafter	7,405
Total lease payments	10,366
Less imputed interest	(2,668)
Total Lease Liability	7,698
Operating leases, 2023	47,743
Operating leases, 2024	38,185
Operating leases, 2025	32,436
Operating leases, 2026	29,374
Operating leases, 2027	23,544
Thereafter	119,722
Total lease payments	291,004
Less imputed interest	(15,805)
Total lease liabilities	¥ 275,199	¥ 289,890